Barclays PLC parent company balance sheet	6 Months Ended
Jun. 30, 2021
Disclosure of subsidiaries [abstract]
Barclays PLC parent company balance sheet	Barclays PLC parent company balance sheet

	As at 30.06.21	As at 31.12.20
Assets	£m	£m
Investment in subsidiaries	58,828	58,886
Loans and advances to subsidiaries	23,295	24,710
Financial assets at fair value through the income statement	21,046	17,521
Derivative financial instruments	2	7
Other assets	19	65
Total assets	103,190	101,189

Liabilities
Deposits at amortised cost	476	482
Cash collateral and settlement balances	—	—
Debt securities in issue	26,663	28,428
Subordinated liabilities	9,170	7,724
Financial liabilities designated at fair value	12,130	9,507
Other liabilities	135	176
Total liabilities	48,574	46,317

Equity
Called up share capital	4,249	4,340
Share premium account	319	297
Other equity instruments	11,169	11,169
Other reserves	488	394
Retained earnings	38,391	38,672
Total equity	54,616	54,872

Total liabilities and equity	103,190	101,189
Investment in subsidiaries
The investment in subsidiaries of £58,828m (December 2020: £58,886m) predominantly relates to investments in Barclays Bank PLC and Barclays Bank UK PLC, as well as holdings of their AT1 securities of £10,995m (December 2020: £10,995m). Barclays PLC considers the carrying value of its investment in subsidiaries to be fully recoverable.
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value of £12,130m (December 2020: £9,507m) comprises material issuances during the period of €750m Floating Notes, $1,000m Fixed Rate Resetting Senior Callable Notes, 600m AUD Fixed-to-Floating and Floating Rate Debt Instruments, and 77,000m JPY Fixed Rate Resetting Senior Callable Notes. The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC which are included within the financial assets designated at fair value through the income statement balance of £21,046m (December 2020: £17,521m).
Loans and advances to subsidiaries
During the period, loans and advances to subsidiaries decreased by £1,415m to £23,295m (December 2020: £24,710m). The decrease was driven by the maturity of £2,200m senior loans to Barclays Bank PLC and a foreign exchange impact of £500m due to appreciation of GBP against major currencies (although the negative FX impact is offset across the balance sheet liabilities). There was also a £700m decrease in relation to the share buyback which took place in Q1 2020. This decrease was partially offset by £1,600m of new issuances of dated subordinated notes by Barclays Bank PLC to Barclays PLC and £776m dividend receipts from Barclays Bank PLC and Barclays Execution Services Limited.
Subordinated liabilities and debt securities in issue
During H121, Barclays PLC issued €1,000m and $1,000m of Fixed Rate Resetting Subordinated Callable Notes, which is included within the subordinated liabilities balance of £9,170m (December 2020: £7,724m). Debt securities in issue of £26,663m (December 2020: £28,428m) have reduced in the year due to the £2,200m maturity of senior issuances, offset in part by new issuances of €1,250m.
Other equity instruments
Other equity instruments comprises AT1 securities issued by Barclays PLC. There have been no new issuances or redemptions during the period.
Other reserves
As at 30 June 2021, there was a balance of £488m (December 2020: £394m) in other reserves. The increase is due to the repurchase of shares as part of the share buyback.
Management of internal investments, loans and advances
Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).